DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 2) - item	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable
Accounts receivable
Number of customers	1	1
Percentage of concentration risk	50.00%	39.00%
Revenues
Accounts receivable
Number of customers	1
Percentage of concentration risk	12.00%